                         SUPPLEMENT DATED MAY 31, 2007

               TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                  PROSPECTUS FORM #
-------------------------------------------------------------------------------
RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY              45281 K (5/07)
RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY       45312 G (5/07)

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS
The following FUND NAME and INVESTMENT OBJECTIVE AND POLICIES changes are effective May 31, 2007:

FROM:                                                        TO:
---------------------------------------------------------------------------------------------------------------------
SunTrust I Classic   Capital appreciation. Invests           SunTrust I         Capital appreciation. Under normal
Variable Trust       primarily in U.S. common stocks and     Classic Variable   circumstances, the Fund invests at
Capital              other equity securities that the        Trust Large Cap    least 80% of its net assets in
Appreciation Fund    Adviser believes have strong business   Growth Stock Fund  large cap companies. The Adviser
                     fundamentals, such as revenue growth,                      considers large cap companies to be
                     cash flows and earnings trends. The                        companies with market
                     Adviser's strategy focuses primarily                       capitalizations of at least $3
                     on large cap stocks but will also                          billion. The Fund invests primarily
                     utilize mid-cap stocks. The Fund may                       in common stocks and other U.S.
                     invest in American Depositary                              traded equity securities, which may
                     Receipts ("ADRs"). In selecting                            include listed American Depositary
                     investments for the Fund, the Adviser                      Receipts ("ADRs"). The Fund may
                     chooses companies that it believes                         invest in mid-cap stocks.
                     have above average growth potential.
                     The Adviser applies proprietary
                     models to rank stocks based on
                     earnings trends and valuations. It
                     then performs in-depth fundamental
                     analysis to determine the quality and
                     sustainability of earnings, as well
                     as the quality of management. Risk
                     controls are in place to assist in
                     maintaining a portfolio that is
                     diversified by security type and
                     industry sector. The Adviser uses a
                     "bottom-up" process based on
                     individual company earnings trends
                     and fundamentals to determine the
                     weighting of the Fund's investments
                     in various equity market sectors.
---------------------------------------------------------------------------------------------------------------------
SunTrust I Classic   Long-term capital appreciation with     SunTrust I         Long-term capital appreciation with
Variable Trust       current income as a secondary goal.     Classic Variable   current income as a secondary goal.
Large Cap Relative   Under normal circumstances, the Fund    Trust Large Cap    Under normal circumstances, the
Value Fund           invests at least 80% of its net         Core Equity Fund   Fund invests at least 80% of its
                     assets in large cap companies. The                         net assets in large cap companies.
                     Adviser considers large cap companies                      The Adviser considers large cap
                     to be companies with market                                companies to be companies with
                     capitalizations of at least $3                             market capitalizations of at least
                     billion. The Fund invests primarily                        $3 billion. The Fund invests
                     in common stocks and other U.S.                            primarily in common stocks and
                     traded equity securities, which may                        other U.S. traded equity
                     include listed American Depositary                         securities, which may include
                     Receipts ("ADRs").                                         listed American Depositary Receipts
                                                                                ("ADRs").
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
45312-11 A (5/07)

* Valid until next prospectus update

FROM:                                                        TO:
---------------------------------------------------------------------------------------------------------------------
SunTrust I Classic   Capital appreciation. Under normal      SunTrust I         Capital appreciation. Under normal
Variable Trust       circumstances, Fund invests at least    Classic Variable   circumstances, Fund invests at
Mid-Cap Equity Fund  80% of its net assets in common         Trust Mid-Cap      least 80% of its net assets in
                     stocks and other U.S. traded equity     Core Equity Fund   common stocks and other U.S. traded
                     securities of mid-cap companies. U.S.                      equity securities of mid-cap
                     traded equity securities may include                       companies. U.S. traded equity
                     listed American Depositary Receipts                        securities may include listed
                     ("ADRs"). The Adviser considers                            American Depositary Receipts
                     mid-cap companies to be companies                          ("ADRs"). The Adviser considers
                     with market capitalizations similar                        mid-cap companies to be companies
                     to those of companies in the Russell                       with market capitalizations similar
                     Midcap(R) Index.                                           to those of companies in the
                                                                                Russell Midcap(R) Index.
---------------------------------------------------------------------------------------------------------------------
THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
                                    -- 2 --